Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows used in operating activities
Net cash used in operating activities	$ 6,544,879	$ 12,933,949
Cash flows provided by financing activities
Net cash provided by financing activities	(277,158)	(157,966)
Cash flows used in financing activities
Net cash used in financing activities	271,105	(8,781,133)
Increase in cash and cash equivalents	5,915,943	4,615,498
Cash and cash equivalents at the beginning of year	8,884,829	4,269,331
Cash and cash equivalents at the end of year	14,800,772	8,884,829
Supplemental Cash Flows Information:
Income tax paid	3,007,047	2,919,971
Interest paid	83,549	133,284
Happiness Biotech Group Limited [Member]
Cash flows used in operating activities
Net cash used in operating activities
Cash flows provided by financing activities
Net cash provided by financing activities
Cash flows used in financing activities
Net cash used in financing activities
Increase in cash and cash equivalents
Cash and cash equivalents at the beginning of year
Cash and cash equivalents at the end of year
Supplemental Cash Flows Information:
Income tax paid
Interest paid